March 12, 2010
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
RE: John Hancock Funds III (the “Trust”)
File Nos. 333-125838; 811-21777
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 25 to its Registration Statement under the 1940 Act (“Amendment No. 23”).
Amendment No. 23 is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and it is anticipated that the Trust will request that the effective date of Amendment No. 23 be accelerated to April 26, 2010 in accordance with Rule 461 under the 1933 Act. Amendment No. 23 is a subsequent amendment to Post-Effective Amendment No. 21 filed on February 23, 2010 (Accession Number: 0000950123-10-015685). The purpose of Amendment No. 23 is to enable John Hancock Disciplined Value Mid Cap Fund, a series of the Trust (the “Fund”), to identify Robeco Boston Partners Mid Cap Value Fund (the “Acquired Fund”), a series of the RBB Fund, Inc. (File Nos. 811-05518 and 33-20827), as the Acquired Fund that is expected to reorganize into the Fund, and supply required information about the Acquired Fund that was not included in Amendment No. 21.
In conjunction with Amendment No. 23, the Trust anticipates filing a registration statement on Form N-14 on or about March 22, 2010, which is expected to become effective on April 27, 2010, to register shares of the Fund to be used in connection with the reorganization of the Acquired Fund into the Fund.
For each prospectus included in Amendment No. 23, the risk/return summary of the Fund is substantially similar to that of the Acquired Fund (Accession Number: 0001193125-09-262027).
If you have any questions or comments, please call me at 617-663-3241. In my absence, please call Nick Kolokithas at 617-663-4324.
/s/ David D. Barr
David D Barr, Esq.
Assistant Secretary